Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective statutory rate and provision for income taxes

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Income tax benefit at U.S. statutory rate	$(637,879)	$(212,792)
Income tax benefit – state	(197,439)	(65,864)
Permanent differences	457,798	103,132
True up	-	59,266
Change in valuation allowance	377,520	116,258
Total provision for income tax	$-	$-

Schedule of net deferred tax asset

	December 31, 2020	December 31, 2019
Deferred Tax Asset:
Net operating loss carryforward	$868,338	$490,819
Net capital loss carryforward	123,932	123,932
Total deferred tax asset before valuation allowance	992,271	614,751
Valuation allowance	(992,271)	(614,751)
Net deferred tax asset	$-	$-